AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 4, 1999


                                                        REGISTRATION NO. 33-6486

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ---------------
                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                        POST-EFFECTIVE AMENDMENT NO. 17                      [X]


                                    AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


                                AMENDMENT NO. 18


                                ---------------


                MUTUAL OF AMERICA INVESTMENT CORPORATION
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                                ---------------

                                320 PARK AVENUE
                           NEW YORK, NEW YORK 10022
        (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)
                                 (212) 224-1600
             (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                ---------------

                        DOLORES J. MORRISSEY, PRESIDENT
                  MUTUAL OF AMERICA INVESTMENT CORPORATION
                                320 PARK AVENUE,
                            NEW YORK, NEW YORK 10022
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ---------------

                                   COPY TO:
                             STANLEY M. LENKOWICZ, ESQ
                             SENIOR VICE PRESIDENT,
                      DEPUTY GENERAL COUNSEL AND SECRETARY
                  MUTUAL OF AMERICA INVESTMENT CORPORATION
                                320 PARK AVENUE
                            NEW YORK, NEW YORK 10022

                                ---------------

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.


 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:(CHECK APPROPRIATE SPACE)
                   [X] immediately upon filing pursuant to paragraph (b).
                   [ ] on (date) pursuant to paragraph (b).
                   [ ] 60 days after filing pursuant to paragraph (a)(1).
                   [ ] on (date) pursuant to paragraph (a)(1).
                   [ ] 75 days after filing pursuant to paragraph (a)(2).
                   [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


================================================================================

                  MUTUAL OF AMERICA INVESTMENT CORPORATION
                             CROSS-REFERENCE SHEET



  ITEMS IN
 PART A OF
 FORM N-1A  CAPTION IN FORM N-1A                      CAPTION OR LOCATION IN PROSPECTUS
----------------------------------------------------------------------------------------------------------
      1     Front and Back Cover Pages .............. Front and Back Covers
      2     Risk/Return Summary:
            Investments, Risks, and Performance ..... Summary of How Our Funds Invest
      3     Risk/Return Summary:
            Fee Table ............................... Not Applicable (shares only to separate accounts)
      4     Investment Objectives, Principal
            Investment Strategies, and Related
            Risks ................................... Details about How Our Funds Invest and Related Risks
      5     Management's Discussion of Fund
            Performance ............................. Not Applicable (Included in Annual Report)
      6     Management, Organization, and
            Capital Structure ....................... Management of the Funds
      7     Shareholder Information ................. Information on Fund Shares
      8     Distribution Agreements ................. Not Applicable
      9     Financial Highlights Information ........ Financial Highlights


  ITEMS IN
 PART B OF                                             CAPTION OR LOCATION IN
 FORM N-1A  CAPTION IN FORM N-1A                       STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------------------------------------
  10        Cover Page and Table of Contents ......... Cover
  11        Fund History ............................. Investment Company's Form of Operations
  12        Description of the Fund and Its
            Investments and Risks .................... Investment Strategies and Related Risks; Fundamental
                                                       Investment Restrictions; Description of Corporate Bond
                                                       Ratings; Use of Standard & Poor's Indices
  13        Management of the Fund ................... Management of the Investment Company
  14        Control Persons and Principal Holders
            of Securities ............................ Investment Company's Form of Operations
  15        Investment Advisory and Other
            Services ................................. Investment Advisory Arrangements;
                                                       Independent Auditors; Legal Matters; Custodian
  16        Brokerage Allocation and Other
            Practices ................................ Portfolio Transactions and Brokerage
  17        Capital Stock and Other Securities ....... Investment Company's Form of Operations
  18        Purchase, Redemption, and Pricing of
            Shares ................................... Purchase, Redemption and Pricing of Shares
  19        Taxation of the Fund ..................... Taxation of the Investment Company
  20        Underwriters ............................. Distribution Arrangements
  21        Calculation of Performance Data .......... Yield and Performance Information
  22        Financial Statements ..................... Financial Statements

  ITEMS IN
 PART C OF  CAPTION IN FORM N-1A AND IN PART C
 FORM N-1A      OF REGISTRATION STATEMENT
----------------------------------------------
  23        Exhibits
  24        Persons Controlled by or Under
            Common Control with the Fund
  25        Indemnification
  26        Business and Other Connections of
            the Investment Adviser
  27        Principal Underwriters
  28        Location of Accounts and Records
  29        Management Services
  30        Undertakings

                           PART C. OTHER INFORMATION


ITEM 23. EXHIBITS
1(a) Articles of Incorporation of Mutual of America Investment Corporation (the "Investment Company") (1)

1(b)     Articles of Amendment, dated September 22, 1986 (1)

1(c)     Articles Supplementary, dated July 25, 1988 (1)

1(d)     Articles Supplementary, dated February 16, 1993 (1)

1(e)     Articles Supplementary, dated October 4, 1993 (1)

1(f)     Articles Supplementary, dated April 5, 1994 (1)

1(g)     Articles Supplementary, dated April 13, 1995 (1)

1(h)     Articles Supplementary, dated September 16, 1997 (1)

1(i)     Articles Supplementary, dated April 6, 1999 (2)

2(a)     By-Laws of the Investment Company (1)

2(b) Revision to Article II, Section 2.2 and Article III, Section 3.4 of the By-Laws (1)

2(c)     Revision to Article III, Section 3.8 of the By-Laws (1)

4(a) Investment Advisory Agreement, between the Investment Company and Mutual of America Life Insurance Company ("Mutual of America"), as investment adviser (1)

4(b) Assumption Agreement, between Mutual of America and Mutual of America Capital Management Corporation (the "Adviser"), as investment adviser
         (1)

4(c) Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser (1)

4(d) Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser (1)

4(e) Supplement dated May 1, 1999 to Investment Advisory Agreement, between the Investment Company and the Adviser (3)

4(f) Subadvisory Agreement, between the Adviser and Fred Alger Management, Inc. (1)

4(g)     Subadvisory Agreement, between the Adviser and Oak Associates (1)

4(h) Subadvisory Agreement, between the Adviser and Palley-Needelman Asset Management, Inc. (1)

5 Distribution Agreement, between the Investment Company and Mutual of America, as Distributor (4)

7 Custody Agreement, between the Investment Company and The Chase Manhattan Bank (1)

9(a) Consent and Opinion of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated (1)

9(b) Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund shares(2)

10(a)    Consent of Arthur Andersen LLP(2)

10(b)    Consent of Swidler Berlin Shereff Friedman LLP(2)

10(c) Powers of Attorney of Ms. Morrissey and Messrs. Altstadt, Flanagan, Mertz, Needham and Nolan (1)

27.1-8 Financial Data Schedules for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds (2)

--------------
(1)   Included in this Post-Effective Amendment No. 17
(2) Included in Post-Effective Amendment No. 16 filed with the Commission on April 15, 1999
(3) Included in Post-Effective Amendment No. 15 filed with the Commission on February 12, 1999
(4) Included in Post-Effective Amendment No. 11 filed with the Commission on April 28, 1995

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company (Mutual of America Life). Mutual of America Life is a New York mutual life insurance company, and as such no person has the direct of indirect power to control Mutual of America Life except by virtue of a persons capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America Life has the right to vote for the election of directors of Mutual of America Life at annual elections and upon other corporate matters where policyholders' votes are taken. Mutual of America Life directly or indirectly owns the following companies:

Mutual of America Life Insurance Company, a New York mutual insurance company, wholly owns

    o  Mutual of  America  Corporation,  a  Delaware  corporation,  and
    o  Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Corporation wholly owns

    o The American Life Insurance Company of New York, a New York stock corporation,
    o  Mutual of America  Securities Corporation, a  Delaware  corporation,  and
    o Mutual of America Capital Management Corporation (the Adviser), a Delaware corporation.

Mutual of America Life Insurance Company and The American Life Insurance Company of New York, through their separate accounts, wholly own all of Registrant's shares.

Mutual of America Life Insurance Company currently owns a majority of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.


ITEM 25. INDEMNIFICATION

     ARTICLES OF INCORPORATION OF THE INVESTMENT COMPANY. The Articles of Incorporation of the Investment Company provide in substance that no director or officer of the Invesment Company shall be liable to the Investment Company or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

      BY-LAWS OF THE INVESMENT COMPANY. The By-Laws of the Investment Company provide for the indemnification of present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer of director provides a security for his or her undertaking, the Investment Company is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

      INSURANCE. Coverage for officers and director of the Adviser, Distributor and the Investment Company is provided under an Investment Management insurance policy issued by American International Specialty Lines Insurance Company, with excess coverage by Chubb custom Insurance Company, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under the policy per year is $10 million, with a $200,000 deductible per entity insured and a $1,000 deductible for individual insureds.

      BY-LAWS OF THE ADVISER. The By-Laws of Mutual of America Capital Management Corporation, the Investment Company's Adviser, provide for the indemnification by the Corporation of present and former directors and officers of the Corporation and of any organization for which service is rendered at the request of the Corporation and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Corporation, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers and directors of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the By-Laws.

     BY-LAWS OF THE DISTRIBUTOR. The By-laws of Mutual of America Securities Corporation, the principal underwriter and distributor for the fund, provide for the indemnification by the Corporation of present and former directors and officers of the Corporation and of any organization for which service is rendered at the request of the Corporation and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Corporation, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers and directors of the Distributor are indemnified by the Distributor for their services in connection with the Investment Company to the extent set forth in the By-Laws.

     UNDERTAKING. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its it against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     Mutual of America Capital Management corporation (the Adviser) is the investment adviser to the Investment Company and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each director and officer of the Adviser are set forth below.

                                 POSITIONS                              PRINCIPAL OCCUPATION
NAME                             WITH ADVISER                          DURING PAST TWO YEARS
----                             ------------                          ---------------------
Thomas J. Moran ................ Director, Chairman of     President, Chief Executive Officer and
320 Park Avenue                  the Board                 Director, Mutual of America Life
NY, NY 10022

F. Harlan Batrus ............... Director                  Partner, Lazard Freres
30 Rockefeller Plaza
NY, NY 10020

Roger E. Birk .................. Director                  Chairman Emeritus, Merrill Lynch & Co. Inc.
Merrill Lynch
77 Broad Street
Red Bank, NJ 07701

Robert X. Chandler ............. Director                  Director, Development Office, Archdiocese of
Director, Development Office                               Boston
Archdiocese of Boston
2121 Commonwealth Ave.
Brighton, MA 02135

Nathaniel A. Davis ............. Director                  Vice President, Network Engineering
17680 Old Meadow Rd.                                       Operations, Nextel Communications
McLean, VA 22102

Anthony F. Earley .............. Director                  Chairman, President and Chief Operating
Detroit Edison Company                                     Officer, Detroit Edison Co.
2000 Second Avenue
Room 2407 WCB
Detroit, MI 48226

William T. Knowles ............. Director                  Consultant
Orr's Island, ME 04066

Walter A. McDougal ............. Director                  Former Chairman and President, Richmond
Garden City, NY 11530                                      Hill Savings Bank

James E. Quinn ................. Director                  Vice Chairman, Tiffany & Co.
727 Fifth Avenue
NY, NY 10022

Richard J. Ciecka .............. President and Chief       Vice Chairman of the Board, Mutual of
320 Park Avenue                  Financial Officer;        America Life, until October 1998
NY, NY 10022                     Director

Manfred Altstadt ............... Senior Executive Vice     Senior Executive Vice President and Chief
320 Park Avenue                  President and Chief       Financial Officer of Mutual of America Life
NY, NY 10022                     Financial Officer         and American Life

Patrick A. Burns ............... Senior Executive Vice     Senior Executive Vice President and General
320 Park Avenue                  President and             Counsel of Mutual of America Life and
NY, NY 10022                     General Counsel           American Life

Amir Lear ...................... Executive Vice            Senior Vice President, Mutual of America
320 Park Avenue                  President and             Life, until October 1998
NY, NY 10022                     Assistant to the
                                 President and CEO

Andrew L. Heiskell ............. Executive Vice            Executive Vice President of the Adviser
320 Park Avenue                  President
NY, NY 10022

Joseph Brunken ................. Senior President          Senior Vice President of the Adviser since
320 Park Avenue                                            November, 1997; prior thereto, Vice
NY, NY 10022                                               President, Nikko Capital Management
                                                           (USA), Inc.

                              POSITIONS                               PRINCIPAL OCCUPATION
NAME                          WITH ADVISER                            DURING PAST TWO YEARS
----                          ------------                            ---------------------

Mary E. Canning ................ Senior Vice President     Senior Vice President of the Adviser since May
320 Park Avenue                                            1999; prior thereto, Managing
NY, NY  10022                                              Director/Portfolio Manager at Phoenix Duff &
                                                           Phelps
s
Susan J. Ferber ................ Senior Vice President     Senior Vice President of the Adviser since May
320 Park Avenue                                            1999; prior thereto, Vice President of Business
NY, NY  10022                                              Development, Argus Investors' Counsel


Jon J. LaBerge ................. Senior Vice President     Senior Vice President of the Adviser
320 Park Avenue
NY, NY 10022

Thomas Larsen ............... Executive Vice             Executive Vice President of the Adviser since
320 Park Avenue               President                  June 1998; prior thereto, Senior
NY, NY 10022                                             Vice President, Desai Capital Management

Stanley M. Lenkowicz ........ Senior Vice President,     Senior Vice President and Deputy General
320 Park Avenue               Deputy General             Counsel, Mutual of America Life
NY, NY 10022                  Counsel & Secretary

Nancy McAvey ................ Senior Vice President      Senior Vice President of the Adviser
320 Park Avenue
NY, NY 10022

John P. Middleton ........... Senior Vice President      Senior Vice President of the Adviser since
320 Park Avenue                                          May 1999; prior thereto, Vice President,
NY, NY  10022                                            Raymond James & Associates

Paul Travers ................ Senior Vice President      Senior Vice President of the Adviser
320 Park Avenue
NY, NY 10022

Gary P. Wetterau ............ Senior Vice President      Vice President of the Adviser
320 Park Avenue
NY, NY 10022

David Wood .................. Senior Vice President      Senior Vice President of the Adviser
320 Park Avenue
NY, NY 10022

Aline Couture ............... Vice President             Vice President of the Adviser
320 Park Avenue
NY, NY 10022

Doris Klug .................. Vice President             Vice President of the Adviser
320 Park Avenue
NY, NY 10022

Jonathan Lee ................ Vice President             Vice President of the Adviser
320 Park Avenue
NY, NY 10022

Robert H. Stewart ........... Vice President             Vice President of the Adviser
320 Park Avenue
NY, NY 10022

     Each of Palley-Needelman Asset Management, Inc. ("Palley-Needelman"), Oak Associates, Ltd. ("Oak Associates") and Fred Alger Management, Inc. ("Alger Management") is a subadviser for a portion of the Active Assets of the All America Fund allocated to it. Each subadviser is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions of each director and officer of each subadviser are incorporated by reference to the Form ADV of the subadviser filed with the Securities and Exchange Commission, as set forth below.

     Palley-Needelman Asset Management, Inc., Form ADV, SEC File No. 801-9755.

     Oak Associates, Ltd., Form ADV, SEC File No. 801-23632.

     Fred Alger Management, Inc., Form ADV, SEC File No. 801-06709.

ITEM 27. PRINCIPAL UNDERWRITER


     (a) Mutual of America Life Insurance Company, the principal underwriter of the Registrant, acts as depositor and principal underwriter of Mutual of America Separate Account No. 2, and as principal underwriter of The American Separate Account No. 2 and The American Separate Account No. 3 of The American Life Insurance Company of New York.


    (b) The name, business address and position of each senior officer and director of Mutual of America are as follows:


NAME AND PRINCIPAL        POSITIONS AND OFFICERS
BUSINESS ADDRESS          WITH PRINCIPAL UNDERWRITER
----------------------    ------------------------------------------------------
DIRECTORS
Clifford L.
Alexander, Jr.            Director
Washington, D.C.

Patricia A. Cahill        Director
Denver, Colorado

Roselyn P. Epps, M.D.     Director
Bethesda, Maryland

Dudley H. Hafner          Director
Dallas, Texas

Earle H. Harbison, Jr.    Director
St. Louis, Missouri

Frances R. Hesselbein     Director
New York, New York

William Kahn              Director
St. Louis, Missouri

LaSalle D. Leffall,
Jr., M.D.                 Director
Washington, D.C.

Michael A. Pelavin        Director
Flint, Michigan

Fioravante G. Perrotta    Director
New York, New York

Francis H. Schott         Director
New York, New York

O. Stanley Smith, Jr.     Director
Columbia, South Carolina

Sheila M. Smythe          Director
Valhalla, New York

Elie Wiesel               Director
New York, New York

OFFICERS-DIRECTORS
William J. Flynn          Chairman of the Board
Thomas J. Moran           President and Chief Executive Officer
Manfred Altstadt          Senior Executive Vice President and Chief
                          Financial Officer
Patrick A. Burns          Senior Executive Vice President and General Counsel
Salvatore R. Curiale      Senior Executive Vice President, Technical
                          Operations

NAME AND PRINCIPAL        POSITIONS AND OFFICERS
BUSINESS ADDRESS          WITH PRINCIPAL UNDERWRITER
----------------------    ------------------------------------------------------

OTHER OFFICERS
Diane Aramony             Senior Vice President, Corporate Secretary and
                          Assistant to the Chairman
Meyer Baruch              Senior Vice President, State Compliance and
                          Government Regulations since July 1996; prior
                          thereto, Assistant Chief of the Life Insurance
                          and Companies Bureau of The New York State Insurance
                          Department
Deborah Swinford Becker   Senior Vice President and Associate General Counsel
Nicholas Branchina        Senior Vice President and Associate Treasurer
William Breneisen         Executive Vice President, Office of Technology
Jeremy J. Brown           Executive Vice President and Chief Actuary since
                          April 1997; prior thereto Consulting Actuary with
                          Milliman & Robertson
Allen J. Bruckheimer      Senior Vice President and Associate Treasurer
Patrick Burke             Senior Vice President, Special Markets
Sean Carroll              Senior Vice President, Facilities Management
William Conway            Executive Vice President, Marketing and Corporate
                          Communications
William A. DeMilt         Executive Vice President, Real Estate Management
Warren A. Essner          Senior Vice President, Corporate Services
James Flynn               Senior Vice President, Marketing
Michael Gallagher         Senior Vice President, Direct Response and Technical
Boca Raton, FL            Communications
Harold J. Gannon          Senior Vice President, Corporate Tax
Gordon Gaspard            Senior Vice President, Technical Services
Robert Giaquinto          Senior Vice President, MIS Operations
Thomas E. Gilliam         Executive Vice President and Assistant to the
                          President and Chief Executive Officer
John R. Greed             Executive Vice President and Treasurer since May 1997;
                          Senior Vice President and Deputy Treasurer July 1996
                          to May 1997; prior thereto, partner, Arthur Andersen
                          LLP
Thomas A. Harwood         Senior Vice President, Competition and Asset Retention
Sandra Hersko             Senior Vice President, Technical Administration
Edward J.T. Kenney        Senior Vice President and Assistant to the President
                          and Chief Executive Officer
Gregory A. Kleva, Jr.     Executive Vice President and Deputy General Counsel
Robert Kordecki           Senior Vice President, National Accounts
Stanley M. Lenkowicz      Senior Vice President and Deputy General Counsel
Daniel LeSaffre           Senior Vice President, Human Resources and Training
Robert W. Maull           Senior Vice President and Corporate Actuary
George L. Medlin          Executive Vice President, Internal Audit
Lynn M. Nadler            Senior Vice President, Training -- Boca Raton
Boca Raton, FL
Roger F. Napoleon         Senior Vice President and Associate General Counsel
James Peterson            Senior Vice President, Training -- New York and
                          Leadership Development
William Rose              Senior Vice President, Field Operations
Dennis J. Routledge       Senior Vice President, LAN/Telecommunications
Robert W. Ruane           Senior Vice President, Corporate Communications
                          and Direct Response
William G. Shannon        Senior Vice President, Individual Financial Planning
Walter W. Siegel          Senior Vice President and Actuary
Joan M. Squires           Senior Vice President, Business Applications
Eldon Wonacott            Senior Vice President, Field Administration
Raymond Yeager            Senior Vice President, MIS Operations
Boca Raton, FL

     The business address of all officers and directors is 320 Park Avenue, New
York, New York 10022, unless otherwise noted.


     (c) Not applicable.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-3 promulgated thereunder, will be maintained by the Adviser at its offices at 320 Park Avenue, New York, New York 10022 or with its custodian.


ITEM 29. MANAGEMENT SERVICES

     Not applicable.


ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, the State of New York, the 4th day of June, 1999.


                                     MUTUAL OF AMERICA INVESTMENT CORPORATION


                                     By: /s/   DOLORES J. MORRISSEY
                                        --------------------------------

                                               DOLORES J. MORRISSEY


                                                PRESIDENT AND CEO

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities on June 4, 1999.



PRINCIPAL EXECUTIVE OFFICER:


By: /s/   DOLORES J. MORRISSEY
     --------------------------
     DOLORES J. MORRISSEY


     PRESIDENT AND CEO



PRINCIPAL FINANCIAL OFFICER and PRINCIPAL ACCOUNTING OFFICER:


/s/   MANFRED ALTSTADT
-----------------------------
MANFRED ALTSTADT



DIRECTORS:


/s/   MANFRED ALTSTADT
-----------------------------
MANFRED ALTSTADT



/s/   DOLORES J. MORRISSEY
-----------------------------
DOLORES J. MORRISSEY



          *
-----------------------------
PETER J. FLANAGAN



          *
-----------------------------
GEORGE J. MERTZ



          *
-----------------------------
JAMES J. NEEDHAM


*By: /s/   MANFRED ALTSTADT
     -------------------------
     ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


EXHIBIT
NUMBER                                                                   PAGE
-------                                                                  ----

1(a) Articles of Incorporation of Mutual of America Investment Corporation (the "Investment Company")

1(b)        Articles of Amendment, dated September 22, 1986

1(c)        Articles Suplementary, dated July 25, 1988

1(d)        Articles Supplementary, dated February 16, 1993

1(e)        Articles Supplementary, dated October 4, 1993

1(f)        Articles Supplementary, dated April 5, 1994

1(g)        Articles Supplementary, dated April 13, 1995

1(h)        Articles Supplementary, dated September 16, 1997

2(a)        By-Laws of the Investment Company

2(b)        Revision to Article II, Section 2.2 and Article III,
            Section 3.4 of the By-Laws

2(c)        Revision to Article III, Section 3.8 of the By-Laws

4(a)        Investment Advisory Agreement, between the Investment
            Company and Mutual of America Life Insurance Company
            ("Mutual of America"), as investment adviser

4(b) Assumption Agreement, between Mutual of America and Mutual of America Capital Management Corporation (the "Adviser"), as investment adviser

4(c) Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser

4(d) Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser

4(f)        Subadvisory Agreement, between the Adviser and Fred Alger
            Management, Inc.

4(g)        Subadvisory Agreement, between the Adviser and Oak
            Associates

4(h)        Subadvisory Agreement, between the Adviser and
            Palley-Needelman Asset Management, Inc.

7           Custody Agreement, between the Investment Company and The
            Chase Manhattan Bank

9(a) Consent and Opinion of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated

10(c) Powers of Attorney of Ms. Morrissey and Messrs. Altstadt, Flanagan, Mertz, Needham and Nolan